Derivative Instruments	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments
The Partnership uses derivative instruments to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the years ended December 31, 2019 and 2018, as cash flow hedges.

As at December 31, 2019, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars)	Average Forward Rate(1)	Expected Maturity
				2020
				(in thousands of U.S. Dollars)
Norwegian Krone	457,205	518	8.87	51,567
Euro	5,000	57	0.90	5,563
		575		57,130

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. During the years ended December 31, 2018 and 2017, certain of these interest rate swaps were designated in qualifying hedging relationships and hedge accounting was applied in the consolidated financial statements or within the Partnership's equity-accounted for investments. During 2018, the Partnership de-designated, for accounting purposes, certain interest rate swaps and since July 2, 2018, has not designated, for accounting purposes, any of its interest rate swaps as hedges of variable rate debt. Certain of the Partnership's interest rate swaps are secured by vessels.

As at December 31, 2019, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%)(1)
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	680,648	(126,630)	5.5	4.0%
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	603,071	(37,342)	2.4	3.2%
		1,283,719	(163,972)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2019, ranged from 0.90% to 6.50%.

(2)	Notional amount remains constant over the term of the swap, unless the swap is partially terminated.

(3)	Principal amount reduces quarterly or semi-annually.

For the periods indicated, the following tables present the effective and ineffective portion of the gain (loss) on interest rate swap agreements designated and qualifying as cash flow hedges. The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Year Ended December 31, 2019				Year Ended December 31, 2018
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
—	689	—	Interest expense	(2,495)	102	—	Interest expense
—	689	—		(2,495)	102	—

Year Ended December 31, 2017
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(19)	(1,186)	(7)	Interest expense
(19)	(1,186)	(7)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

As at December 31, 2019, the Partnership had multiple interest rate swaps and foreign currency forward contracts governed by certain master agreements. Each of the master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2019, these derivatives had an aggregate fair value asset amount of $1.1 million and an aggregate fair value liability amount of $118.2 million (December 31, 2018 - an aggregate fair value asset amount of nil and an aggregate fair value liability amount of $91.1 million). As at December 31, 2018, the Partnership had $1.2 million on deposit with the relevant counterparties as security for cross currency swap liabilities under certain master agreements. The deposit is presented in restricted cash on the consolidated balance sheet as at December 31, 2018.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2019
Foreign currency contracts	1,123	—	—	(548)	—
Interest rate swaps	—	—	(2,342)	(18,408)	(143,222)
	1,123	—	(2,342)	(18,956)	(143,222)
As at December 31, 2018
Foreign currency contracts	—	—	—	(4,225)	(425)
Cross currency swaps	—	—	(96)	(4,442)	—
Interest rate swaps	1,028	2,075	(1,625)	(14,623)	(93,929)
	1,028	2,075	(1,721)	(23,290)	(94,354)

Total realized and unrealized (loss) gain of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the consolidated statements of loss for the years ended December 31, 2019, 2018 and 2017 as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized (loss) gain on derivative instruments
Interest rate swaps	(29,185)	(38,011)	(78,296)
Foreign currency forward contracts	(5,054)	(1,228)	900
	(34,239)	(39,239)	(77,396)
Unrealized (loss) gain on derivative instruments
Interest rate swaps	(56,182)	56,420	33,114
Foreign currency forward contracts	5,226	(4,373)	1,429
	(50,956)	52,047	34,543
Total realized and unrealized (loss) gain on derivative instruments	(85,195)	12,808	(42,853)

In January 2019, the Partnership settled its outstanding cross currency swaps, in connection with the repayment of certain NOK-denominated bonds, and incurred a realized loss during the year ended December 31, 2019. Realized and unrealized gain (loss) on cross currency swaps are recognized in earnings and reported in foreign currency exchange gain (loss) in the consolidated statements of loss for the years ended December 31, 2019, 2018 and 2017 as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized loss	(4,177)	(39,647)	(84,205)
Unrealized gain	4,442	38,648	91,914
Total realized and unrealized gain (loss) on cross currency swaps	265	(999)	7,709

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.